INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
INVENTORY [Abstract]
Raw Materials	$ 7,469	$ 6,368
Work in Progress	577	696
Finished Goods	13,709	20,748
Total Production Inventory	21,755	27,812
Inventory held for customer service/warranty	2,539	2,604
Total Inventory	24,294	30,416
Inventory included in cost of sales	115,309	74,327
Freight, warranty, and other direct costs included in costs of sales	14,463	5,021
Cost of sales	129,772	79,348
Inventory impairment	2,771	1,078
Inventory Included in cost of goods sold	3,860	3,283
Inventory overheads	$ 461	$ 1,400